Unaudited Pro Forma Condensed Combined Balance Sheet $ in Thousands	Mar. 31, 2024 USD ($)
Permanent equity:
Common stock and additional paid in capital	$ 116,986
Nuvation Bio, Inc. Historical [Member]
Current assets:
Cash and cash equivalents	34,510
Accounts receivable	0
Prepaid expenses and other current assets	6,796
Marketable securities	562,466
Interest receivable on marketable securities	4,283
Total current assets	608,055
Property and equipment, net	686
Lease security deposit	141
Operating lease right-of-use asset	3,168
Other non-current assets	1,075
Intangible assets	0
Total assets	613,125
Current liabilities:
Accounts payable	2,436
Current operating lease liabilities	2,023
Lines of credit, current portion	0
Contract liabilities, current portion	0
Accrued expenses	11,303
Total current liabilities	15,762
Warrant liability	1,812
Lines of credit, net of current portion	0
Contract liabilities, net of current portion	0
Operating lease liabilities, net of current portion	1,509
Total liabilities	19,083
Permanent equity:
Accumulated deficit	(357,596)
Accumulated other comprehensive income	(1,169)
Total stockholders' equity (deficit)	594,042
Total liabilities, temporary equity and stockholders' equity (deficit)	613,125
Nuvation Bio, Inc. Historical [Member] | Legacy AnHeart preferred stock [Member]
Temporary equity:
Temporary equity	0
Nuvation Bio, Inc. Historical [Member] | Class A and Class B common stock and additional paid in capital [Member]
Permanent equity:
Common stock and additional paid in capital	952,807
Nuvation Bio, Inc. Historical [Member] | Legacy AnHeart common stock [Member]
Permanent equity:
Common stock and additional paid in capital	0
AnHeart Therapeutics, LTD Historical [Member]
Current assets:
Cash and cash equivalents	19,346
Accounts receivable	5,329
Prepaid expenses and other current assets	2,771
Marketable securities	0
Interest receivable on marketable securities	0
Total current assets	27,446
Property and equipment, net	168
Lease security deposit	0
Operating lease right-of-use asset	371
Other non-current assets	0
Intangible assets	0
Total assets	27,985
Current liabilities:
Accounts payable	8,477
Current operating lease liabilities	290
Lines of credit, current portion	13,620
Contract liabilities, current portion	12,567
Accrued expenses	2,637
Total current liabilities	37,591
Warrant liability	0
Lines of credit, net of current portion	120
Contract liabilities, net of current portion	10,182
Operating lease liabilities, net of current portion	39
Total liabilities	47,932
Permanent equity:
Accumulated deficit	(294,696)
Accumulated other comprehensive income	896
Total stockholders' equity (deficit)	(293,799)
Total liabilities, temporary equity and stockholders' equity (deficit)	27,985
AnHeart Therapeutics, LTD Historical [Member] | Legacy AnHeart preferred stock [Member]
Temporary equity:
Temporary equity	273,852
AnHeart Therapeutics, LTD Historical [Member] | Class A and Class B common stock and additional paid in capital [Member]
Permanent equity:
Common stock and additional paid in capital	0
AnHeart Therapeutics, LTD Historical [Member] | Legacy AnHeart common stock [Member]
Permanent equity:
Common stock and additional paid in capital	1
Transaction Accounting Adjustments [Member]
Current assets:
Cash and cash equivalents	0
Accounts receivable	0
Prepaid expenses and other current assets	(4,287)
Marketable securities	0
Interest receivable on marketable securities	0
Total current assets	(4,287)
Property and equipment, net	0
Lease security deposit	0
Operating lease right-of-use asset	(371)
Other non-current assets	0
Intangible assets	3,024
Total assets	(1,634)
Current liabilities:
Accounts payable	0
Current operating lease liabilities	(290)
Lines of credit, current portion	0
Contract liabilities, current portion	0
Accrued expenses	7,686
Total current liabilities	7,396
Warrant liability	764
Lines of credit, net of current portion	0
Contract liabilities, net of current portion	0
Operating lease liabilities, net of current portion	(39)
Total liabilities	8,121
Permanent equity:
Accumulated deficit	(126,930)
Accumulated other comprehensive income	(896)
Total stockholders' equity (deficit)	(10,841)
Total liabilities, temporary equity and stockholders' equity (deficit)	(1,634)
Transaction Accounting Adjustments [Member] | Legacy AnHeart preferred stock [Member]
Temporary equity:
Temporary equity	(273,852)
Transaction Accounting Adjustments [Member] | Convertible Preferred Stock [Member]
Temporary equity:
Temporary equity	274,938
Transaction Accounting Adjustments [Member] | Class A and Class B common stock and additional paid in capital [Member]
Permanent equity:
Common stock and additional paid in capital	116,986
Transaction Accounting Adjustments [Member] | Legacy AnHeart common stock [Member]
Permanent equity:
Common stock and additional paid in capital	(1)
Pro Forma Combined [Member]
Current assets:
Cash and cash equivalents	53,856
Accounts receivable	5,329
Prepaid expenses and other current assets	5,280
Marketable securities	562,466
Interest receivable on marketable securities	4,283
Total current assets	631,214
Property and equipment, net	854
Lease security deposit	141
Operating lease right-of-use asset	3,168
Other non-current assets	1,075
Intangible assets	3,024
Total assets	639,476
Current liabilities:
Accounts payable	10,913
Current operating lease liabilities	2,023
Lines of credit, current portion	13,620
Contract liabilities, current portion	12,567
Accrued expenses	21,626
Total current liabilities	60,749
Warrant liability	2,576
Lines of credit, net of current portion	120
Contract liabilities, net of current portion	10,182
Operating lease liabilities, net of current portion	1,509
Total liabilities	75,136
Permanent equity:
Accumulated deficit	(779,222)
Accumulated other comprehensive income	(1,169)
Total stockholders' equity (deficit)	289,402
Total liabilities, temporary equity and stockholders' equity (deficit)	639,476
Pro Forma Combined [Member] | Legacy AnHeart preferred stock [Member]
Temporary equity:
Temporary equity	0
Pro Forma Combined [Member] | Convertible Preferred Stock [Member]
Temporary equity:
Temporary equity	274,938
Pro Forma Combined [Member] | Class A and Class B common stock and additional paid in capital [Member]
Permanent equity:
Common stock and additional paid in capital	1,069,793
Pro Forma Combined [Member] | Legacy AnHeart common stock [Member]
Permanent equity:
Common stock and additional paid in capital	$ 0